Derivative liabilities - Movements (Details)	9 Months Ended
May 31, 2024 CAD ($)
Derivative Liabilities
Opening balance	$ 5,558,822
Closing balance	8,376,440
Derivatives | Series A Convertible Preferred Shares
Derivative Liabilities
Fair value at issuance	11,996,301
Deferred loss at issuance	(7,960,276)
Revaluation at the end of the period	(4,578,565)
Amortization of the deferred loss during the period	4,223,164
Conversion to Voting Common Shares during the period [Note 17]	(115,556)
Closing balance	3,565,068
Derivatives | Series B Convertible Preferred Shares
Derivative Liabilities
Fair value at issuance	6,272,022
Deferred loss at issuance	(2,227,122)
Revaluation at the end of the period	(599,837)
Amortization of the deferred loss during the period	694,638
Closing balance	$ 4,139,701